Document and Entity Information	Aug. 19, 2020
Document And Entity Information [Line Items]
Entity Registrant Name	HANOVER INSURANCE GROUP, INC.
Amendment Flag	false
Entity Central Index Key	0000944695
Document Type	8-K
Document Period End Date	Aug. 19, 2020
Entity Incorporation State Country Code	DE
Entity File Number	1-13754
Entity Tax Identification Number	04-3263626
Entity Address, Address Line One	440 Lincoln Street
Entity Address, City or Town	Worcester
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	06153
City Area Code	(508)
Local Phone Number	855-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $.01 par value
Trading Symbol	THG
Security Exchange Name	NYSE
Seven Point Six Two Five Senior Debentures Due Two Thousand Twenty Five [Member]
Document And Entity Information [Line Items]
Security 12b Title	7 5/8% Senior Debentures due 2025
Trading Symbol	THG
Security Exchange Name	NYSE
Six Point Three Five Percentage Subordinated Debentures Due Two Thousand Fifty Three [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.35% Subordinated Debentures due 2053
Trading Symbol	THGA
Security Exchange Name	NYSE